Trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 4,832	$ 6,838
Payables due to participation in joint operations and similar arrangements	2,666	1,813
Payables to equity accounted companies and other related parties	1,455	1,593
Accrued expenses and other financial liabilities	748	866
Trade and other payables	$ 9,700	$ 11,110	$ 9,556